Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	8.29%	3.54%	6.90%	(11.12%)	1.01%